Production and similar taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Production and similar taxes	$ 531	$ 347	$ 899	$ 815
US
Disclosure of geographical areas [line items]
Production and similar taxes	89	41	179	77
Non-US
Disclosure of geographical areas [line items]
Production and similar taxes	$ 442	$ 306	$ 720	$ 738